Subsequent Events (Details) - USD ($)		Jul. 07, 2026	Jun. 12, 2026	Jan. 11, 2023	Mar. 31, 2026	[2]	Sep. 30, 2025		Mar. 10, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Share issued				1
Share capital (in Dollars)									$ 2,000,000
Common Stock, Par or Stated Value Per Share	[1]						$ 0.00015			$ 0.00015
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.00015		$ 0.00015	[1]		$ 0.00015	[1]
Minimum [Member]
Subsequent Event [Line Items]
Share capital (in Dollars)			$ 2,000,000				$ 258
Common Stock, Par or Stated Value Per Share			$ 0.001
Maximum [Member]
Subsequent Event [Line Items]
Share capital (in Dollars)			$ 90,000,000				$ 25,725
Common Stock, Par or Stated Value Per Share			$ 0.00001
Subsequent Event [Member]
Subsequent Event [Line Items]
Total voting power			95.39%
Share issued		4,255
Price per share		$ 0.00015
Common Stock, Par or Stated Value Per Share			$ 0.001
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Total voting power			100.00%
Common Stock, Par or Stated Value Per Share			$ 0.00001
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Total voting power			100.00%
Subsequent Event [Member] | Shangzhao (Cizar) Hong’s [Member]
Subsequent Event [Line Items]
Total voting power			91.25%
Subsequent Event [Member] | Shangzhao (Cizar) Hong’s [Member] | Minimum [Member]
Subsequent Event [Line Items]
Total voting power			91.25%
Subsequent Event [Member] | Shangzhao (Cizar) Hong’s [Member] | Maximum [Member]
Subsequent Event [Line Items]
Total voting power			98.11%

[1]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[2]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.